UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21885

ENCOMPASS FUNDS

(Exact name of registrant as specified in charter)

1700 California Street, Suite 335
San Francisco, CA                            94109
            (Address of principal executive offices)              (Zip code)

Malcolm H. Gissen
Encompass Funds
1700 California Street, Suite 335
San Francisco, CA 94109
(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 749 6565

Date of fiscal year end: May 31

Date of reporting period: July 1, 2010 – June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Item 1 - Proxy Voting Record

Account Name: Encompass Fund
Custodian Name: Huntington Trust

URANIUM ENERGY CORP.

Ticker:	UEC	Meeting Date:	7/22/2010
CUSIP	916896103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS FOR.				FOR	FOR	WITH	ISSUER

3. AMMEND 2009 STOCK INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

GEOPETRO RESOURCES COMPANY

Ticker:	GPR	Meeting Date:	7/16/2010
CUSIP	37248H304

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF HEIN & ASSOCIATES AS AUDITORS.				FOR	FOR	WITH	ISSUER

L&L ENERGY INC.

Ticker:	LLEN	Meeting Date:	9/9/2010
CUSIP	50162D100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1H. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVE 2010 STOCK INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

3. RATIFY PUBLIC ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

DACHA CAPITAL INC.

Ticker:	DAC.V	Meeting Date:	9/13/2010
CUSIP	232972109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF MCGOVERN, HURLEY CUNNUNGHAM AS AUDITORS				FOR	FOR	WITH	ISSUER
AND FIX REMUNERATION.

3. APPROVE ROLLING STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

4. APPROVE REGISTERED OFFICE CHANGE TO TORONTO.				FOR	FOR	WITH	ISSUER

5. APPROVE NAME CHANGE TO DACHA STRATEGIC METALS INC.				FOR	FOR	WITH	ISSUER

6. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME				FOR	FOR	WITH	ISSUER

COMPTON PETROLEUM FINANCIAL CORP.

Ticker:	CMT.TO	Meeting Date:	9/14/2010
CUSIP	204755ABB

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RESOLUTION OF NOTEHOLDERS				FOR	FOR	WITH	ISSUER

MAGNUM HUNTER RESOURCES CORP.

Ticker:	MHR	Meeting Date:	10/27/2010
CUSIP	55973B102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ESTABLISH A CLASSIFIED BOARD WITH FIXED TERMS, WHEREBY				FOR	FOR	WITH	ISSUER
ONE-THIRD ARE ELECTED ANNUALY.

2.ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPROVAL TO INCREASE AUTHORIZED COMMON SHARES.				FOR	FOR	WITH	ISSUER

4. APPROVAL TO INCREASE AUTHORIZED NUMBER OF PREFERRED SHARES.				FOR	FOR	WITH	ISSUER

5. APPROVE STOCK INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

6. RATIFY APPOINTMENT OF HEIN & ASSOCIATES LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

PALADIN ENERGY LTD.

Ticker:	PDN.TO	Meeting Date:	11/25/2010
CUSIP	Q7264T104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. REMUNERATION REPORT.				FOR	FOR	WITH	ISSUER

2-4. RE-ELECTION OF DIRECTORS, CRABB,DONKIN, AND BAILY.				FOR	FOR	WITH	ISSUER

GOLDBROOK VENTURES INC.

Ticker:	GBK.V	Meeting Date:	12/9/2010
CUSIP	38076R109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINT VILLENUVE & VENNE AS AUDITORS.				FOR	FOR	WITH	ISSUER

4.RATIFY AND APPROVE ROLLING STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

5. TRANSACT OTHER BUSINESS AS MAY COME BEFORE THE MEETING.				FOR	FOR	WITH	ISSUER

CONTINENTAL ENERGY CORP.

Ticker:	CPPXF	Meeting Date:	12/10/2010
CUSIP	210909107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FOUR.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF DALE MATHESON CARR-HILTON LABONTE AS				FOR	FOR	WITH	ISSUER
AUDITORS AND AUTHORIZATION TO FIX THEIR REMUNERATION.

AVALON VENTURES LTD.

Ticker:	AVL	Meeting Date:	1/27/2011
CUSIP	53470100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY ELECTION OF AUDITORS AND FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

3. APPROVE UNALLOCATED OPTIONS UNDER STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

4. SPECIAL RESOLUTION FOR CONTINUANCE OF COMPANY.				FOR	FOR	WITH	ISSUER

INTERNATIONAL PBX VENTURES LTD.

Ticker:	PBX.V	Meeting Date:	2/25/2011
CUSIP	668074305

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1-5. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

6. RE-APPOINT MANNING ELLIOTT AS AUDITORS .				FOR	FOR	WITH	ISSUER

7. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

8. TO AUTHOIRIZE DIRECTORS TO FIX AUDITORS REMUNERATION.				FOR	FOR	WITH	ISSUER

9. TO APPROVE STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

10. TO APPROVE TAKING ANY OF SUBSIDIARIES PUBLIC IF FIT.				FOR	FOR	WITH	ISSUER

11. CONDUCT ANY OTHER BUSINESS BEFORE MEETING.				FOR	FOR	WITH	ISSUER

FRONTEER GOLD INC.

Ticker:	FRG	Meeting Date:	3/30/2011
CUSIP	359032109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO APPROVE A PLAN OF ARRANGEMENT WITH NEWMONT MINING.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF PILOT GOLD OPTION PLAN				FOR	FOR	WITH	ISSUER

TOURNIGAN ENERGY LTD.

Ticker:	TVC.V	Meeting Date:	4/5/2011
CUSIP	891565103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET NUMBER OF DIRECTORS AT EIGHT.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS.				FOR	FOR	WITH	ISSUER

4. APPROVE RENEWAL OF ROLLING 5% STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

DELCATH SYSTEMS, INC.

Ticker:	DCTH	Meeting Date:	5/26/2011
CUSIP	24661P104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

3. NON-BINDING ADVISORY VOTE ON FREQUENCY OF FUTURE				FOR	FOR	WITH	ISSUER
NON-BINDING VOTES FOR EXECUTIVE COMPENSATION.

4. RATIFY ERNST & YUOUNG LLP AS AUDITORS FY 2011.				FOR	FOR	WITH	ISSUER

DAYLIGHT RESOURCES TRUST

Ticker:	DAY.TO	Meeting Date:	5/18/2011
CUSIP	239590201

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
4. TO FIX THE NUMBER OF DIRECTORS TO BE ELECTED AT EIGHT.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

UR-ENERGY INC.

Ticker:	URG	Meeting Date:	4/25/2011
CUSIP	91688R108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF PRICEWATERHOUSECOOPERS AS AUDITORS.				FOR	FOR	WITH	ISSUER
AUDITORS FOR 2010.

3. RATIFY, CONFIRM, AND APPRIOVE RESTATED STOCK OPTION PLAN 2005				FOR	FOR	WITH	ISSUER
AND AUTHORIZE FOR THREE YEARS ALL UNALLOCTAED OPTIONS.

MAGNUM HUNTER RESOURCES CORP.

Ticker:	MHR	Meeting Date:	4/29/2011
CUSIP	55973B102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVE ISSUANCE OF COMMON STOCK IN CONNECTION WITH				FOR	FOR	WITH	ISSUER
ARRANGEMENT AGREEMENT.

2.ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPROVAL TO INCREASE AUTHORIZED COMMON SHARES.				FOR	FOR	WITH	ISSUER

4. APPROVAL TO INCREASE AUTHORIZED NUMBER OF PREFERRED SHARES.				FOR	FOR	WITH	ISSUER

5. APPROVE RESTATED STOCK INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

6. RATIFY APPOINTMENT OF HEIN & ASSOCIATES LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

7. CAST AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

8. VOTE ON THE FREQUENCTY OF FUTURE ADVISORY VOTES ONE				FOR	FOR	WITH	ISSUER
XECUTIVE COMPENSATION.

9. TO APPROVE ADJOURNMENT OF THE MEETING.				FOR	FOR	WITH	ISSUER

AVION RESOURCES CORP.

Ticker:	AVR.V	Meeting Date:	5/17/2011
CUSIP	53750105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF MCGOVERN, HURLEY CUNNINGHAM LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION .

3. APPROVAL OF A 10% ROLLING STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

4. ADOPTION AND APPROVAL OF SHARE BONUS PLAN.				FOR	FOR	WITH	ISSUER

5. APPROVAL OF CONTINUATION UNDER PROVINCE OF ONTARIO FROM BC.				FOR	FOR	WITH	ISSUER

6. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME				FOR	FOR	WITH	ISSUER

ASHFORD HOSPITALITY TRUST INC.

Ticker:	AHT	Meeting Date:	5/17/2011
CUSIP	44103109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. APPROVE THE ADOPTION OF THE 2011 STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

4. APPROVE EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

5. RECOMMEND FRQUENCY OF FUTURE ADVISORY VOTES ON				FOR	FOR	WITH	ISSUER
COMPENSATION FOR EXECUTIVE OFFICERS.

CANADIAN OVERSEAS PETROLEUM LTD.

Ticker:	XOP.V	Meeting Date:	5/18/2011
CUSIP	13643D107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF DELOITTE & TOUCHE AS AUDITORS.				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION.

3. AMENDMENT OF STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

PETROHAWK ENERGY CORPORATION

Ticker:	HK	Meeting Date:	5/18/2011
CUSIP	716495106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. COMPENSATION APPROVAL FOR EXECUTIVE OFFICERS.				FOR	FOR	WITH	ISSUER

3. RECOMMENDATION OF THE FREQUENCY OF STOCKHOLDERS TO				1 YR.	1 YR.	WITH	ISSUER
APPROVE OF EXECUTIVE COMPENSATION.

4. APPROVAL OF AMENDMENTS TO 2004 EMPLOYEE INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

5. RATIFICATION OF DELOITTE & TOUCHE LLP AS AUDITORS FOR 2010.				FOR	FOR	WITH	ISSUER

SLIVER WHEATON CORP.

Ticker:	SLW	Meeting Date:	5/20/2011
CUSIP	828336107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

B. APPOINTMENT OF DELOITTE & TOUCHE AS AUDITORS AND TO FIX				FOR	FOR	WITH	ISSUER
THEIR REMUNERATION .

BELLATRIX EXPLORATION LTD.

Ticker:	BXE.TO	Meeting Date:	5/25/2011
CUSIP	078314101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RESOLUTION FIXING THE NUMBER OF DIRECTORS AT NINE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

EXETER RESOURCE CORPORATION

Ticker:	XRA	Meeting Date:	6/9/2011
CUSIP	301835104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT SEVEN.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS				FOR	FOR	WITH	ISSUER
AND TO FIX THEIR REMUNERATION.

CANARC RESOURCE CORP.

Ticker:	CCM.TO	Meeting Date:	6/7/2011
CUSIP	13722D101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF SMYTHE RATCLIFFE LLP AS AUDITORS AND TO				FOR	FOR	WITH	ISSUER
FIX REMUNERATION.

4. RATIFY AND CONFIRM SHAREHOLDER RIGHTS PLAN DATED 4/30/2005.				FOR	FOR	WITH	ISSUER

FREEPORT-MCMORAN COPPER & GOLD INC.

Ticker:	FCX	Meeting Date:	6/11/2009
CUSIP	35671D857

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

3. ADVISORY APPROVAL OF THE FREQUENCY OF VOTES ON				1 YR.	1 YR.	WITH	ISSUER
EXECUTIVE COMPENSATION

4. RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS.				FOR	FOR	WITH	ISSUER

5. SHAREHOLDER PROPOSAL REGARDING THE SELECTION OF A CANDIDATE				AGAINST	AGAINST	WITH	SHAREHOLDER
QUIRING SENIOR EXECUTIVES WITH ENVIRONMENTAL EXPERTISE TO THE
BOARD OF DIRECTORS.

CAZA GOLD CORP.

Ticker:	CZY.V	Meeting Date:	6/16/2011
CUSIP	53750105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF SMYTHE RATCLIFFE LLP AS AUDITORS AND				FOR	FOR	WITH	ISSUER
TO FIX REMUNERATION.

4. APPROVE COMPANY'S INCENTIVE STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

PETRODORADO ENERGY LTD

Ticker:	PDQ.V	Meeting Date:	6/22/2011
CUSIP	53750105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

4. APPROVAL TO FORM A STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

COMSTOCK MINING INC.

Ticker:	LODE	Meeting Date:	6/23/2011
CUSIP	205750102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

B1. APPOINTMENT OF KPMG AS AAUDITORS FOR FY 2011.				FOR	FOR	WITH	ISSUER

B2. APPROVE THE 2011 EQUITY INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

MIMIN ENERGY CORP.

Ticker:	NNN.TO	Meeting Date:	6/24/2011
CUSIP	65440N100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

BOXXER GOLD CORP.

Ticker:	BXX.V	Meeting Date:	6/28/2011
CUSIP	103200101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. FIX THE NUMBER OF DIRECTORS AT FIVE.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KENWAY MACK SLUSARCHUK STEWART LLP AS				FOR	FOR	WITH	ISSUER
AUDITORS AND TO FIX REMUNERATION.

4. APPROVAL OF STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

GRAN TIERRA ENERGY INC.

Ticker:	GTE	Meeting Date:	6/28/2011
CUSIP	38500T101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. PROPOSAL TO APPROVE EXECUTIVE COMPENSATION.				FOR	FOR	WITH	ISSUER

3. ADVISORY VOTE ON FREQUENCY OF ADVISORY VOTES ON				3 YR.	1 YR.	AGAINST	ISSUER
EXECUTIVE COMPENSATION.

4. RATIFY DELOITTE & TOUCHE LLP AS AUDITORS FOR 2011.				FOR	FOR	WITH	ISSUER

GOLD STANDARD VENTURES CORP.

Ticker:	GV.V	Meeting Date:	6/28/2011
CUSIP	380738104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. SET THE NUMBER OF DIRECTORS AT SIX.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF DAVIDSON & COMPANY AS AUDITORS.				FOR	FOR	WITH	ISSUER

4. AUTHORIZE THE DIRECTORS TO FIX THE AUDITORS REMUNERATION.				FOR	FOR	WITH	ISSUER

5. RATIFICATION OF SHAREHOLDER RIGHTS PLAN.				FOR	FOR	WITH	ISSUER

6. RATIFICATION OF 2010 STOCK OPTION PLAN.				FOR	FOR	WITH	ISSUER

ENDEAVOR SILVER CORP.

Ticker:	EXK	Meeting Date:	6/29/2011
CUSIP	29258Y103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. FIX THE NUMBER OF DIRECTORS AT SEVEN.				FOR	FOR	WITH	ISSUER

2. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

3. APPOINTMENT OF KPMG AS AUDITORS AND TO FIX REMUNERATION.				FOR	FOR	WITH	ISSUER

4. APPROVE SHAREHOLDER RIGHTS PLAN.				FOR	FOR	WITH	ISSUER

SEABRIDGE GOLD INC.

Ticker:	SA	Meeting Date:	6/29/2011
CUSIP	811916105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPOINTMENT OF KPMG AS AUDITORS.				FOR	FOR	WITH	ISSUER

3. FIX AUDITORS REMUNERATION.				FOR	FOR	WITH	ISSUER

4. APPROVE INCREASE IN STOCK OPTION PLAN SHARES.				FOR	FOR	WITH	ISSUER

5. APPROVE STOCK OPTION GRANTS TO DIRECTORS.				FOR	FOR	WITH	ISSUER

6. APPROVE STOCK OPTION GRANT TO NEW CFO.				FOR	FOR	WITH	ISSUER

7. APPROVE STOCK OPTION GRANT TO NEW DIRECTOR.				FOR	FOR	WITH	ISSUER

8. TRANSACT OTHER BUSINESS BEFORE THE MEETING.				FOR	FOR	WITH	ISSUER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENCOMPASS FUNDS

By: /s/ Malcolm H. Gissen

       Malcolm H. Gissen, President

Date:    August 19, 2011